NEWBUILDINGS	12 Months Ended
Dec. 31, 2019
NEWBUILDINGS [Abstract]
NEWBUILDINGS

17.	NEWBUILDINGS

Movements in the three years ended December 31, 2019 are summarized as follows:

(in thousands of $)
Balance at December 31, 2016	308,324
Additions, net, continuing basis	707,988
Transfer to Vessels and equipment, net	(941,388)
Interest capitalized, continuing basis	4,678
Balance at December 31, 2017	79,602
Additions, net, continuing basis	201,653
Transfer to Vessels and equipment, net	(230,596)
Interest capitalized, continuing basis	1,595
Balance at December 31, 2018	52,254
Additions, net, continuing basis	158,846
Transfer to Vessels and equipment, net	(166,121)
Interest capitalized, continuing basis	1,089
Balance at December 31, 2019	46,068

The following table sets forth certain details of our newbuildings delivered in the three years ended December 31, 2019:

(in thousands of $)
Vessel name	Vessel type	Date of delivery
Front Discovery	VLCC	April 2019
Front Defender	VLCC	January 2019

Front Empire	VLCC	January 2018
Front Princess	VLCC	January 2018
Front Polaris	LR2/ Aframax	January 2018

Front Classic	Suezmax	January 2017
Front Vega	LR2/ Aframax	January 2017
Front Antares	LR2/ Aframax	January 2017
Front Duchess	VLCC	February 2017
Front Clipper	Suezmax	March 2017
Front Crystal	Suezmax	April 2017
Front Sirius	LR2/ Aframax	April 2017
Front Coral	Suezmax	May 2017
Front Cosmos	Suezmax	June 2017
Front Castor	LR2/ Aframax	June 2017
Front Cascade	Suezmax	July 2017
Front Earl	VLCC	July 2017
Front Pollux	LR2/ Aframax	August 2017
Front Capella	LR2/ Aframax	September 2017
Front Prince	VLCC	September 2017

As of December 31, 2017, the Company's newbuilding program comprised four VLCCs and one LR2/Aframax tanker newbuildings.

In the year ended December 31, 2018, the Company took delivery of two VLCC newbuildings, and one LR2/Aframax tanker newbuilding.

As of December 31, 2018, the Company's newbuilding program comprised two VLCC newbuildings.

In the year ended December 31, 2019, the Company took delivery of two VLCC newbuildings.

As of December 31, 2019, the Company’s newbuilding program comprised one Suezmax tanker and one VLCC, which are expected to be delivered in April and May 2020, respectively, and four LR2 tankers, which are expected to be delivered in January 2021, March 2021, October 2021 and January 2022.